Supplementary Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2018
Supplementary Balance Sheet Information [Abstract]
Summary of other payables and accrued expenses
	December 31,
	2 0 1 8	2 0 1 7

Payroll and related amounts	0	0
Accrued expenses	141	146
	141	146